Disaggregation of Revenues and Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disaggregation of Revenues and Segment Reporting [Abstract]
Schedule of Revenues	The Company’s revenues for the three and nine months ended September 30, 2023 and 2022 are disaggregated as follows:
	Three Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,210,075	$-	$-	$-	$2,210,075
Appliance accessories, parts, and other	210,933	-	-	-	210,933
Eyewear	-	3,387,117	-	-	3,387,117
Eyewear accessories, parts, and other	-	856,137	-	-	856,137
Automotive horns	-	-	-	616,189	616,189
Automotive lighting	-	-	-	266,891	266,891
Custom cabinets and countertops	-	-	3,793,285	-	3,793,285
Finished carpentry	-	-	7,437,294	-	7,437,294
Total Revenues	$2,421,008	$4,243,254	$11,230,579	$883,080	$18,777,921
	Three Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,492,544	$-	$-	$-	$2,492,544
Appliance accessories, parts, and other	442,161	-	-	-	442,161
Eyewear	-	-	-	-	-
Eyewear accessories, parts, and other	-	-	-	-	-
Automotive horns	-	-	-	1,094,636	1,094,636
Automotive lighting	-	-	-	395,074	395,074
Custom cabinets and countertops	-	-	2,990,767	-	2,990,767
Finished carpentry	-	-	7,057,179	-	7,057,179
Total Revenues	$2,934,705	$-	$10,047,946	$1,489,710	$14,472,361
	Nine Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$6,129,197	$-	$-	$-	$6,129,197
Appliance accessories, parts, and other	758,392	-	-	-	758,392
Eyewear	-	8,045,966	-	-	8,045,966
Eyewear accessories, parts, and other	-	3,484,061	-	-	3,484,061
Automotive horns	-	-	-	2,408,638	2,408,638
Automotive lighting	-	-	-	1,098,745	1,098,745
Custom cabinets and countertops	-	-	8,150,092	-	8,150,092
Finished carpentry	-	-	23,497,107	-	23,497,107
Total Revenues	$6,887,589	$11,530,027	$31,647,199	$3,507,383	$53,572,198

	Nine Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$7,206,386	$-	$-	$-	$7,206,386
Appliance accessories, parts, and other	1,116,114	-	-	-	1,116,114
Eyewear	-	-	-	-	-
Eyewear accessories, parts, and other	-	-	-	-	-
Automotive horns	-	-	-	3,766,415	3,766,415
Automotive lighting	-	-	-	1,348,340	1,348,340
Custom cabinets and countertops	-	-	10,288,711	-	10,288,711
Finished carpentry	-	-	15,711,516	-	15,711,516
Total Revenues	$8,322,500	$-	$26,000,227	$5,114,755	$39,437,482
The Company’s revenues for the years ended December 31, 2022 and 2021 are disaggregated as follows:
	Year Ended December 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$9,197,811	$-	$-	$9,197,811
Appliance accessories, parts, and other	1,473,318	-	-	1,473,318
Automotive horns	-	-	5,068,616	5,068,616
Automotive lighting	-	-	1,420,472	1,420,472
Custom cabinets and countertops	-	10,644,283	-	10,644,283
Finished carpentry	-	21,124,624	-	21,124,624
Total Revenues	$10,671,129	$31,768,907	$6,489,088	$48,929,124
	Year Ended December 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$11,214,436	$-	$-	$11,214,436
Appliance accessories, parts, and other	1,526,627	-	-	1,526,627
Automotive horns	-	-	4,215,868	4,215,868
Automotive lighting	-	-	1,500,163	1,500,163
Custom cabinets and countertops	-	7,391,959	-	7,391,959
Finished carpentry	-	4,811,931	-	4,811,931
Total Revenues	$12,741,063	$12,203,890	$5,716,031	$30,660,984

Schedule of Segment Information	Segment information for the three and nine months ended September 30, 2023 and 2022 are as follows:
	Three Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,421,008	$4,243,254	$11,230,579	$883,080	$-	$18,777,921
Operating Expenses
Cost of revenues	1,976,031	2,662,586	5,472,716	625,841	-	10,737,174
Personnel	246,567	751,485	2,317,681	280,416	410,490	4,006,639
Personnel – corporate allocation	(71,400)	-	(214,200)	(71,400)	357,000	-
Depreciation and amortization	46,603	108,636	418,789	51,939	-	625,967
General and administrative	337,039	666,678	1,620,340	231,585	989,619	3,845,261
General and administrative – management fees	75,000	75,000	125,000	75,000	-	350,000
General and administrative – corporate allocation	(69,285)	-	(224,170)	(19,355)	312,810	-
Total Operating Expenses	2,540,555	4,264,385	9,516,156	1,174,026	2,069,919	19,565,041
Income (loss) from operations	$(119,547)	$(21,131)	$1,714,423	$(290,946)	$(2,069,919)	$(787,120)
	Three Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,934,705	$-	$10,047,946	$1,489,710	$-	$14,472,361
Operating Expenses
Cost of revenues	2,183,972	-	6,544,843	867,572	-	9,596,387
Personnel	273,843	-	2,525,195	348,798	217,756	3,365,592
Personnel – corporate allocation	(71,400)	-	(214,200)	(71,400)	357,000	-
Depreciation and amortization	48,019	-	416,525	51,870	-	516,414
General and administrative	439,745	-	1,180,744	329,896	280,186	2,230,571
General and administrative – management fees	75,000	-	125,000	75,000	-	275,000
General and administrative – corporate allocation	(20,026)	-	(78,689)	(108,535)	207,250	-
Total Operating Expenses	2,929,153	-	10,499,418	1,493,201	1,062,192	15,983,964
Income (loss) from operations	$5,552	$-	$(451,472)	$(3,491)	$(1,062,192)	$(1,511,603)

	Nine Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$6,887,589	$11,530,027	$31,647,199	$3,507,383	$-	$53,572,198
Operating Expenses
Cost of revenues	5,461,866	7,102,908	18,048,394	2,161,209	-	32,774,377
Personnel	784,561	2,070,996	6,098,832	927,245	79,229	9,960,863
Personnel – corporate allocation	(226,100)	-	(678,300)	(226,100)	1,130,500	-
Depreciation and amortization	139,809	277,839	1,244,908	155,817	-	1,818,373
General and administrative	1,044,671	2,404,342	4,270,157	771,084	1,250,384	9,740,638
General and administrative – management fees	225,000	150,000	375,000	225,000	-	975,000
General and administrative – corporate allocation	(146,268)	-	(686,763)	(140,797)	973,828	-
Total Operating Expenses	7,283,539	12,006,085	28,672,228	3,873,458	3,433,941	55,269,251
Income (loss) from operations	$(395,950)	$(476,058)	$2,974,971	$(366,075)	$(3,433,941)	$(1,697,053)
	Nine Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$8,322,500	$-	$26,000,227	$5,114,755	$-	$39,437,482
Operating Expenses
Cost of revenues	6,245,993	-	15,835,830	3,028,040	-	25,109,863
Personnel	803,473	-	5,269,419	1,063,803	22,747	7,159,442
Personnel – corporate allocation	(216,400)	-	(649,200)	(216,400)	1,082,000	-
Depreciation and amortization	175,835	-	1,195,314	155,610	-	1,526,759
General and administrative	1,305,884	-	3,782,889	1,014,037	(190,028)	5,912,782
General and administrative – management fees	225,000	-	375,000	225,000	-	825,000
General and administrative – corporate allocation	(50,419)	-	(600,949)	(317,667)	969,035	-
Total Operating Expenses	8,489,366	-	25,208,303	4,952,423	1,883,754	40,533,846
Income (loss) from operations	$(166,866)	$-	$791,924	$162,332	$(1,883,754)	$(1,096,364)
Segment information for the years ended December 31, 2022 and 2021 is as follows:
	Year Ended December 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$10,671,129	$31,768,907	$6,489,088	$-	$48,929,124
Operating expenses
Cost of revenues	8,203,401	20,980,103	4,044,226	-	33,227,730
Personnel	822,539	6,100,374	1,094,361	1,513,827	9,531,101
Depreciation and amortization	222,438	1,607,148	207,526	-	2,037,112
General and administrative	1,649,702	5,156,425	1,275,369	1,791,193	9,872,689
Total Operating Expenses	10,898,080	33,844,050	6,621,482	3,305,020	54,668,632
Loss from Operations	$(226,951)	$(2,075,143)	$(132,394)	$(3,305,020)	$(5,739,508)

	Year Ended December 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$12,741,063	$12,203,890	$5,716,031	$-	$30,660,984
Operating expenses
Cost of revenues	9,782,837	6,709,827	3,608,242	-	20,100,906
Personnel	783,913	1,463,443	1,014,895	541,246	3,803,497
Depreciation and amortization	182,714	570,378	155,890	-	908,982
General and administrative	1,916,882	2,376,351	1,912,695	745,570	6,951,498
Total Operating Expenses	12,666,346	11,119,999	6,691,722	1,286,816	31,764,883
Income (loss) from Operations	$74,717	$1,083,891	$(975,691)	$(1,286,816)	$(1,103,899)